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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017

(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 587-3400

Date of fiscal year end:     August 31, 2012

Date of reporting period:    May 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Consumer Discretionary - 14.3%
Auto Components - 2.6%
Autoliv, Inc.	6,844	$395,652

Hotels, Restaurants & Leisure - 5.1%
Las Vegas Sands Corp.	8,600	397,148
McDonald's Corp.	4,404	393,453
		790,601
Media - 3.2%
Discovery Communications, Inc. - Class A *	9,771	489,527

Specialty Retail - 3.4%
Ross Stores, Inc.	8,280	523,544

Consumer Staples - 2.6%
Personal Products - 2.6%
Estée Lauder Cos., Inc. (The) - Class A	7,198	389,772

Energy - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
CNOOC Ltd. - ADR	2,799	502,001
Exxon Mobil Corp.	5,798	455,897
		957,898
Financials - 7.6%
Consumer Finance - 3.9%
American Express Co.	10,892	608,100

Diversified Financial Services - 3.7%
IntercontinentalExchange, Inc. *	4,592	562,290

Health Care - 18.8%
Biotechnology - 7.5%
Amgen, Inc.	7,343	510,485
Biogen Idec, Inc. *	4,902	640,936
		1,151,421
Health Care Providers & Services - 3.6%
Humana, Inc.	7,199	549,932

Pharmaceuticals - 7.7%
Novo Nordisk A/S - ADR	4,226	565,397
Perrigo Co.	5,965	619,704
		1,185,101
Industrials - 13.3%
Commercial Services & Supplies - 2.3%
Waste Management, Inc.	11,090	359,760

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Electrical Equipment - 2.9%
Rockwell Automation, Inc.	6,150	$445,936

Machinery - 8.1%
Cummins, Inc.	4,911	476,121
Flowserve Corp.	4,630	475,871
Joy Global, Inc.	5,164	288,461
		1,240,453
Information Technology - 26.1%
Computers & Peripherals - 6.1%
Apple, Inc. *	858	495,692
EMC Corp. *	18,528	441,893
		937,585
Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp. - Class A	8,888	472,753

Internet Software & Services - 9.3%
eBay, Inc. *	13,796	540,665
Google, Inc. - Class A *	682	396,147
NetEase.com, Inc. - ADR *	7,933	494,702
		1,431,514
Semiconductors & Semiconductor Equipment - 4.9%
Broadcom Corp. - Class A *	12,673	409,972
Lam Research Corp. *	9,377	349,762
		759,734
Software - 2.7%
Oracle Corp.	15,412	407,956

Materials - 4.6%
Chemicals - 2.5%
Eastman Chemical Co.	8,300	386,448

Metals & Mining - 2.1%
Cliffs Natural Resources, Inc.	6,732	321,655

Telecommunication Services - 5.7%
Diversified Telecommunication Services - 5.7%
CenturyLink, Inc.	11,400	447,108
Verizon Communications, Inc.	10,181	423,937
		871,045

Total Common Stocks (Cost $11,963,087)		$15,238,677

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.6%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.14% (a)	70,648	$70,648
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.16% (a)	23,549	23,549
Total Money Market Funds (Cost $94,197)		$94,197

Total Investments at Value — 99.8% (Cost $12,057,284)		$15,332,874

Other Assets in Excess of Liabilities — 0.2%		30,274

Net Assets — 100.0%		$15,363,148

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of May 31, 2012.

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Consumer Discretionary - 10.9%
Leisure Equipment & Products - 3.0%
Sturm Ruger & Co., Inc.	12,930	$503,882

Specialty Retail - 3.9%
Genesco, Inc. *	9,930	660,345

Textiles, Apparel & Luxury Goods - 4.0%
PVH Corp.	8,210	665,010

Consumer Staples - 7.5%
Beverages - 3.6%
Viña Concha y Toro S.A. - ADR	16,712	604,975

Personal Products - 3.9%
Inter Parfums, Inc.	41,696	654,627

Energy - 7.1%
Energy Equipment & Services - 3.6%
Mitcham Industries, Inc. *	31,700	599,130

Oil, Gas & Consumable Fuels - 3.5%
Berry Petroleum Co. - Class A	15,175	590,459

Financials - 7.5%
Consumer Finance - 3.7%
Credit Acceptance Corp. *	7,325	620,721

Diversified Financial Services - 3.8%
MarketAxess Holdings, Inc.	19,770	638,373

Health Care - 12.4%
Biotechnology - 4.2%
SciClone Pharmaceuticals, Inc. *	112,015	705,695

Health Care Providers & Services - 4.2%
Ensign Group, Inc.	27,630	701,802

Pharmaceuticals - 4.0%
Questcor Pharmaceuticals, Inc. *	16,400	678,960

Industrials - 11.8%
Electrical Equipment - 8.1%
AZZ, Inc.	12,778	685,284
Encore Wire Corp.	27,000	675,270
		1,360,554

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Industrials - 11.8% (Continued)
Trading Companies & Distributors - 3.7%
Titan Machinery, Inc. *	20,200	$623,170

Information Technology - 42.7%
Communications Equipment - 7.4%
NETGEAR, Inc. *	18,874	592,455
Radware Ltd. *	17,000	651,780
		1,244,235
Computers & Peripherals - 4.2%
3D Systems Corp. *	23,160	704,064

Internet Software & Services - 4.2%
Liquidity Services, Inc. *	11,100	709,179

IT Services - 7.2%
ExlService Holdings, Inc. *	25,830	559,736
Wright Express Corp. *	11,600	650,296
		1,210,032

Semiconductors & Semiconductor Equipment - 15.5%
Brooks Automation, Inc.	61,900	580,003
MKS Instruments, Inc.	26,380	689,837
Silicon Motion Technology Corp. - ADR *	46,860	634,484
Ultratech, Inc. *	22,900	694,328
		2,598,652
Software - 4.2%
Monotype Imaging Holdings, Inc. *	50,950	698,015

Total Common Stocks (Cost $15,163,680)		$16,771,880

MONEY MARKET FUNDS - 0.1%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.14% (a)	11,680	$11,680
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.16% (a)	3,893	3,893
Total Money Market Funds (Cost $15,573)		$15,573

Total Investments at Value — 100.0% (Cost $15,179,253)		$16,787,453

Liabilities in Excess of Other Assets — (0.0%)		(5,238)

Net Assets — 100.0%		$16,782,215

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of May 31, 2012.

See accompanying notes to Schedules of Investments.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2012 (Unaudited)

1.    Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Securities with remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, as determined in good faith by the Board of Trustees, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of May 31, 2012:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$15,238,677	$-	$-	$15,238,677
Money Market Funds	94,197	-	-	94,197
Total	$15,332,874	$-	$-	$15,332,874

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$16,771,880	$-	$-	$16,771,880
Money Market Funds	15,573	-	-	15,573
Total	$16,787,453	$-	$-	$16,787,453

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

During the quarter ended May 31, 2012, the Funds did not have any transfers in and out of any Level.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended May 31, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2     Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2012:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Tax cost of portfolio investments	$12,095,284	$15,189,229

Gross unrealized appreciation	$4,064,554	$2,639,186
Gross unrealized depreciation	(826,964)	(1,040,962)

Net unrealized appreciation	$3,237,590	$1,598,224

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.    Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  As of May 31, 2012, AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund had 26.1% and 42.7%, respectively, of the value of the net assets of the Fund invested in stocks within the Information Technology sector.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	July 25, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	July 25, 2012

* Print the name and title of each signing officer under his or her signature.